LEASES (Schedule of Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Minimum future rental payments	$ 3,473
Property [member]
Statement Line Items [Line Items]
Minimum future rental payments	3,098
Motor vehicles [member]
Statement Line Items [Line Items]
Minimum future rental payments	375
2020 [Member]
Statement Line Items [Line Items]
Minimum future rental payments	486
2020 [Member] | Property [member]
Statement Line Items [Line Items]
Minimum future rental payments	287
2020 [Member] | Motor vehicles [member]
Statement Line Items [Line Items]
Minimum future rental payments	199
2021 [Member]
Statement Line Items [Line Items]
Minimum future rental payments	400
2021 [Member] | Property [member]
Statement Line Items [Line Items]
Minimum future rental payments	296
2021 [Member] | Motor vehicles [member]
Statement Line Items [Line Items]
Minimum future rental payments	104
2022 [Member]
Statement Line Items [Line Items]
Minimum future rental payments	368
2022 [Member] | Property [member]
Statement Line Items [Line Items]
Minimum future rental payments	296
2022 [Member] | Motor vehicles [member]
Statement Line Items [Line Items]
Minimum future rental payments	72
2023 [Member]
Statement Line Items [Line Items]
Minimum future rental payments	296
2023 [Member] | Property [member]
Statement Line Items [Line Items]
Minimum future rental payments	296
2023 [Member] | Motor vehicles [member]
Statement Line Items [Line Items]
Minimum future rental payments
2024 [Member]
Statement Line Items [Line Items]
Minimum future rental payments	296
2024 [Member] | Property [member]
Statement Line Items [Line Items]
Minimum future rental payments	296
2024 [Member] | Motor vehicles [member]
Statement Line Items [Line Items]
Minimum future rental payments
2025-2030 [Member]
Statement Line Items [Line Items]
Minimum future rental payments	1,627
2025-2030 [Member] | Property [member]
Statement Line Items [Line Items]
Minimum future rental payments	1,627
2025-2030 [Member] | Motor vehicles [member]
Statement Line Items [Line Items]
Minimum future rental payments